3000 Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA 19103-2799

215.981.4000

Fax 215.981.4750

John P. Falco

direct dial: 215.981.4659

fax: 215.981.4750

falcoj@pepperlaw.com

June 29, 2020

Via EDGAR

Filing Desk U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549

Re:	FundVantage Trust Post-Effective Amendment No. 234 to Registration Statement on Form N-1A

1933 Act File No. 333-141120

1940 Act File No. 811-22027

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “Act”), FundVantage Trust (the “Registrant”) is hereby transmitting for filing Post-Effective Amendment No. 234 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed to reflect the name change of the Fund from the “Lateef Focused Growth Fund”, an existing series of the Registrant (the “Fund”), to the “Lateef Focused Sustainable Growth Fund.” The name change is to reflect the application of Lateef’s Environmental, Social, and Governance, or “ESG” framework to its stock selection process for the Fund.

If you have any questions or if there is any way we can facilitate your review of the Amendment, please contact me at 215.981.4659 or in my absence, John M. Ford, Esq. of this office at 215.981.4009.

Very truly yours,

/s/ John P. Falco
John P. Falco

cc:	Joel L. Weiss, President of FundVantage Trust John M. Ford, Esq.

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